STATEMENT OF INVESTMENTS
BNY Mellon S&P 500 Index Fund

July 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Automobiles & Components - 2.2%
Aptiv PLC	15,055	[a]	1,648,372
BorgWarner, Inc.	13,310		618,915
Ford Motor Co.	219,428		2,898,644
General Motors Co.	77,185		2,961,588
Tesla, Inc.	150,272	[a]	40,187,241
			48,314,760
Banks - 3.2%
Bank of America Corp.	386,214		12,358,848
Citigroup, Inc.	108,697		5,180,499
Citizens Financial Group, Inc.	27,916		900,570
Comerica, Inc.	7,214		389,267
Fifth Third Bancorp	37,035		1,077,719
Huntington Bancshares, Inc.	77,414		947,547
JPMorgan Chase & Co.	163,001		25,747,638
KeyCorp	52,079		641,092
M&T Bank Corp.	9,388		1,313,006
Regions Financial Corp.	53,423		1,088,227
The PNC Financial Services Group, Inc.	22,200		3,038,958
Truist Financial Corp.	73,761		2,450,340
U.S. Bancorp	77,968		3,093,770
Wells Fargo & Co.	209,028		9,648,732
Zions Bancorp NA	8,284		316,863
			68,193,076
Capital Goods - 5.6%
3M Co.	31,099		3,467,538
A.O. Smith Corp.	6,753		490,470
Allegion PLC	4,878		570,043
AMETEK, Inc.	12,920		2,049,112
Axon Enterprise, Inc.	3,956	[a]	735,539
Carrier Global Corp.	46,910		2,793,490
Caterpillar, Inc.	28,742		7,621,516
Cummins, Inc.	7,951		2,073,621
Deere & Co.	15,008		6,447,437
Dover Corp.	7,790		1,137,106
Eaton Corp. PLC	22,177		4,553,382
Emerson Electric Co.	31,947		2,918,358
Fastenal Co.	31,996		1,875,286
Fortive Corp.	19,618		1,537,070
Generac Holdings, Inc.	3,350	[a]	514,895

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Capital Goods - 5.6% (continued)
General Dynamics Corp.	12,522		2,799,669
General Electric Co.	60,550		6,917,232
Honeywell International, Inc.	37,117		7,205,523
Howmet Aerospace, Inc.	20,718		1,059,519
Huntington Ingalls Industries, Inc.	2,095		481,159
IDEX Corp.	4,276		965,564
Illinois Tool Works, Inc.	15,285		4,024,846
Ingersoll Rand, Inc.	22,095		1,442,141
Johnson Controls International PLC	38,134		2,652,220
L3Harris Technologies, Inc.	10,545		1,998,172
Lockheed Martin Corp.	12,572		5,611,764
Masco Corp.	12,062		731,922
Nordson Corp.	2,979		749,546
Northrop Grumman Corp.	8,012		3,565,340
Otis Worldwide Corp.	22,891		2,082,165
PACCAR, Inc.	28,835		2,483,559
Parker-Hannifin Corp.	7,109		2,914,761
Pentair PLC	9,517		661,432
Quanta Services, Inc.	8,087		1,630,501
Rockwell Automation, Inc.	6,484		2,180,504
RTX Corp.	81,501		7,166,383
Snap-on, Inc.	2,928		797,704
Stanley Black & Decker, Inc.	7,980		792,175
Textron, Inc.	11,659		906,720
The Boeing Company	31,559	[a]	7,537,867
Trane Technologies PLC	12,721		2,537,076
TransDigm Group, Inc.	2,927	[a]	2,633,480
United Rentals, Inc.	3,860		1,793,665
W.W. Grainger, Inc.	2,493		1,841,056
Westinghouse Air Brake Technologies Corp.	10,257		1,214,839
Xylem, Inc.	13,449		1,516,375
			119,679,742
Commercial & Professional Services - 1.2%
Automatic Data Processing, Inc.	22,977		5,681,293
Broadridge Financial Solutions, Inc.	6,723		1,128,926
Ceridian HCM Holding, Inc.	8,921	[a]	631,696
Cintas Corp.	4,818		2,418,829
Copart, Inc.	23,720	[a]	2,096,611
Equifax, Inc.	6,901		1,408,356
Jacobs Solutions, Inc.	6,801		852,913
Leidos Holdings, Inc.	7,724		722,426
Paychex, Inc.	17,876		2,242,902
Paycom Software, Inc.	2,724		1,004,502

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Commercial & Professional Services - 1.2% (continued)
Republic Services, Inc.	11,632		1,757,712
Robert Half, Inc.	5,711		423,471
Rollins, Inc.	13,107		535,159
Verisk Analytics, Inc.	7,936		1,816,868
Waste Management, Inc.	20,482		3,354,747
			26,076,411
Consumer Discretionary Distribution - 5.4%
Advance Auto Parts, Inc.	3,466		257,836
Amazon.com, Inc.	497,909	[a]	66,560,475
AutoZone, Inc.	1,024	[a]	2,541,281
Bath & Body Works, Inc.	12,492		462,954
Best Buy Co., Inc.	10,461		868,786
CarMax, Inc.	8,801	[a]	727,051
eBay, Inc.	30,407		1,353,416
Etsy, Inc.	7,008	[a]	712,363
Genuine Parts Co.	7,953		1,238,441
LKQ Corp.	14,690		804,865
Lowe's Cos., Inc.	33,187		7,774,718
O'Reilly Automotive, Inc.	3,403	[a]	3,150,463
Pool Corp.	2,089		803,722
Ross Stores, Inc.	18,838		2,159,588
The Home Depot, Inc.	56,485		18,856,952
The TJX Companies, Inc.	64,229		5,557,735
Tractor Supply Co.	6,212		1,391,426
Ulta Beauty, Inc.	2,829	[a]	1,258,339
			116,480,411
Consumer Durables & Apparel - .8%
D.R. Horton, Inc.	17,543		2,228,312
Garmin Ltd.	8,276		876,346
Hasbro, Inc.	7,432		479,810
Lennar Corp., Cl. A	14,139		1,793,249
Mohawk Industries, Inc.	2,822	[a]	300,091
Newell Brands, Inc.	19,746		220,365
NIKE, Inc., Cl. B	68,604		7,573,196
NVR, Inc.	168	[a]	1,059,482
PulteGroup, Inc.	12,741		1,075,213
Ralph Lauren Corp.	2,429		319,001
Tapestry, Inc.	13,185		568,933
VF Corp.	19,351		383,343
Whirlpool Corp.	3,019		435,521
			17,312,862
Consumer Services - 2.0%
Booking Holdings, Inc.	2,050	[a]	6,090,140
Caesars Entertainment, Inc.	12,468	[a]	735,861

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Consumer Services - 2.0% (continued)
Carnival Corp.	54,719	[a]	1,030,906
Chipotle Mexican Grill, Inc.	1,535	[a]	3,012,100
Darden Restaurants, Inc.	6,679		1,128,217
Domino's Pizza, Inc.	1,991		789,909
Expedia Group, Inc.	7,743	[a]	948,750
Hilton Worldwide Holdings, Inc.	14,899		2,316,646
Las Vegas Sands Corp.	18,529	[a]	1,108,219
Marriott International, Inc., Cl. A	14,436		2,913,329
McDonald's Corp.	40,724		11,940,277
MGM Resorts International	17,244		875,478
Norwegian Cruise Line Holdings Ltd.	23,658	[a]	522,132
Royal Caribbean Cruises Ltd.	12,338	[a]	1,346,199
Starbucks Corp.	63,900		6,490,323
Wynn Resorts Ltd.	5,795		631,539
Yum! Brands, Inc.	15,645		2,153,847
			44,033,872
Consumer Staples Distribution - 1.8%
Costco Wholesale Corp.	24,737		13,869,294
Dollar General Corp.	12,249		2,068,366
Dollar Tree, Inc.	11,586	[a]	1,788,067
Sysco Corp.	27,950		2,132,865
Target Corp.	25,683		3,504,959
The Kroger Company	36,597		1,780,078
Walgreens Boots Alliance, Inc.	38,974		1,168,051
Walmart, Inc.	78,236		12,506,807
			38,818,487
Energy - 4.2%
APA Corp.	17,373		703,433
Baker Hughes Co.	55,533		1,987,526
Chevron Corp.	97,204		15,908,407
ConocoPhillips	67,495		7,945,511
Coterra Energy, Inc.	41,508		1,143,130
Devon Energy Corp.	35,633		1,924,182
Diamondback Energy, Inc.	10,173		1,498,686
EOG Resources, Inc.	32,640		4,325,779
EQT Corp.	19,629		827,951
Exxon Mobil Corp.	225,513		24,184,014
Halliburton Co.	49,474		1,933,444
Hess Corp.	15,340		2,327,538
Kinder Morgan, Inc.	111,724		1,978,632
Marathon Oil Corp.	35,847		941,701
Marathon Petroleum Corp.	23,746		3,158,693
Occidental Petroleum Corp.	40,203		2,538,015
ONEOK, Inc.	24,719		1,657,162

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Energy - 4.2% (continued)
Phillips 66	25,971		2,897,065
Pioneer Natural Resources Co.	12,986		2,930,551
Schlumberger NV	79,934		4,663,350
Targa Resources Corp.	12,641		1,036,436
The Williams Companies, Inc.	67,911		2,339,534
Valero Energy Corp.	20,257		2,611,330
			91,462,070
Equity Real Estate Investment - 2.3%
Alexandria Real Estate Equities, Inc.	8,787	[b]	1,104,350
American Tower Corp.	26,130	[b]	4,972,800
AvalonBay Communities, Inc.	7,887	[b]	1,487,883
Boston Properties, Inc.	7,404	[b]	493,329
Camden Property Trust	6,135	[b]	669,267
Crown Castle, Inc.	24,175	[b]	2,617,911
Digital Realty Trust, Inc.	16,322	[b]	2,034,048
Equinix, Inc.	5,226	[b]	4,232,642
Equity Residential	19,460	[b]	1,283,192
Essex Property Trust, Inc.	3,482	[b]	848,041
Extra Space Storage, Inc.	11,063	[b]	1,544,063
Federal Realty Investment Trust	4,201	[b]	426,486
Healthpeak Properties, Inc.	30,613	[b]	668,282
Host Hotels & Resorts, Inc.	41,011	[b]	754,602
Invitation Homes, Inc.	31,859	[b]	1,130,995
Iron Mountain, Inc.	15,911	[b]	976,935
Kimco Realty Corp.	35,242	[b]	714,003
Mid-America Apartment Communities, Inc.	6,430	[b]	962,314
Prologis, Inc.	51,484	[b]	6,422,629
Public Storage	8,794	[b]	2,477,709
Realty Income Corp.	37,551	[b]	2,289,484
Regency Centers Corp.	8,736	[b]	572,470
SBA Communications Corp.	6,133	[b]	1,342,820
Simon Property Group, Inc.	18,430	[b]	2,296,378
UDR, Inc.	17,341	[b]	708,900
Ventas, Inc.	22,890	[b]	1,110,623
VICI Properties, Inc.	54,846	[b]	1,726,552
Welltower, Inc.	27,449	[b]	2,254,935
Weyerhaeuser Co.	40,360	[b]	1,374,662
			49,498,305
Financial Services - 7.3%
American Express Co.	33,308		5,625,055
Ameriprise Financial, Inc.	5,880		2,048,886
Berkshire Hathaway, Inc., Cl. B	99,470	[a]	35,009,461
BlackRock, Inc.	8,354		6,172,353

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Financial Services - 7.3% (continued)
Capital One Financial Corp.	21,187		2,479,303
Cboe Global Markets, Inc.	6,014		840,036
CME Group, Inc.	20,159		4,010,835
Discover Financial Services	14,161		1,494,694
FactSet Research Systems, Inc.	2,121		922,720
Fidelity National Information Services, Inc.	32,993		1,992,117
Fiserv, Inc.	34,296	[a]	4,328,498
FLEETCOR Technologies, Inc.	4,234	[a]	1,053,885
Franklin Resources, Inc.	15,253	[c]	445,998
Global Payments, Inc.	14,813		1,633,133
Intercontinental Exchange, Inc.	31,140		3,574,872
Invesco Ltd.	24,786		416,405
Jack Henry & Associates, Inc.	4,208		705,135
MarketAxess Holdings, Inc.	2,072		557,824
Mastercard, Inc., Cl. A	46,673		18,402,230
Moody's Corp.	8,808		3,107,022
Morgan Stanley	72,589		6,646,249
MSCI, Inc.	4,523		2,478,966
Nasdaq, Inc.	19,157		967,237
Northern Trust Corp.	11,629		931,715
PayPal Holdings, Inc.	62,652	[a]	4,750,275
Raymond James Financial, Inc.	10,320		1,135,922
S&P Global, Inc.	18,295		7,217,560
State Street Corp.	18,589		1,346,587
Synchrony Financial	23,829		823,054
T. Rowe Price Group, Inc.	12,557		1,547,776
The Bank of New York Mellon Corp.	39,584		1,795,530
The Charles Schwab Corp.	82,527		5,455,035
The Goldman Sachs Group, Inc.	18,500		6,583,595
Visa, Inc., Cl. A	90,262	[c]	21,457,985
			157,957,948
Food, Beverage & Tobacco - 3.3%
Altria Group, Inc.	100,078		4,545,543
Archer-Daniels-Midland Co.	30,717		2,609,716
Brown-Forman Corp., Cl. B	9,816		693,010
Bunge Ltd.	8,642		939,126
Campbell Soup Co.	11,695		535,865
Conagra Brands, Inc.	25,950		851,420
Constellation Brands, Inc., Cl. A	8,960		2,444,288
General Mills, Inc.	32,981		2,465,000
Hormel Foods Corp.	16,772		685,639
Kellogg Co.	14,597		976,393
Keurig Dr. Pepper, Inc.	47,339		1,609,999

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Food, Beverage & Tobacco - 3.3% (continued)
Lamb Weston Holdings, Inc.	8,106		840,025
McCormick & Co., Inc.	13,860		1,240,193
Molson Coors Beverage Co., Cl. B	10,012		698,537
Mondelez International, Inc., Cl. A	75,834		5,621,574
Monster Beverage Corp.	42,220	[a]	2,427,228
PepsiCo, Inc.	76,846		14,405,551
Philip Morris International, Inc.	87,000		8,675,640
The Coca-Cola Company	217,097		13,444,817
The Hershey Company	8,098		1,873,148
The J.M. Smucker Company	5,847		880,851
The Kraft Heinz Company	44,673		1,616,269
Tyson Foods, Inc., Cl. A	16,157		900,268
			70,980,100
Health Care Equipment & Services - 5.6%
Abbott Laboratories	96,996		10,798,565
Align Technology, Inc.	3,877	[a]	1,465,080
AmerisourceBergen Corp.	9,117		1,703,967
Baxter International, Inc.	27,915		1,262,595
Becton, Dickinson & Co.	15,912		4,433,401
Boston Scientific Corp.	80,019	[a]	4,148,985
Cardinal Health, Inc.	14,031		1,283,416
Centene Corp.	30,306	[a]	2,063,536
CVS Health Corp.	71,881		5,368,792
DaVita, Inc.	3,143	[a]	320,555
Dentsply Sirona, Inc.	11,395		473,120
DexCom, Inc.	21,510	[a]	2,679,286
Edwards Lifesciences Corp.	33,763	[a]	2,770,929
Elevance Health, Inc.	13,223		6,236,363
GE HealthCare Technologies, Inc.	20,210		1,576,380
HCA Healthcare, Inc.	11,558		3,153,138
Henry Schein, Inc.	6,897	[a]	543,415
Hologic, Inc.	14,000	[a]	1,111,880
Humana, Inc.	6,915		3,158,979
IDEXX Laboratories, Inc.	4,656	[a]	2,582,823
Insulet Corp.	3,841	[a]	1,062,997
Intuitive Surgical, Inc.	19,635	[a]	6,369,594
Laboratory Corp. of America Holdings	4,958		1,060,665
McKesson Corp.	7,564		3,043,754
Medtronic PLC	73,897		6,485,201
Molina Healthcare, Inc.	3,302	[a]	1,005,426
Quest Diagnostics, Inc.	6,276		848,578
ResMed, Inc.	8,166		1,815,710
Steris PLC	5,647		1,273,681
Stryker Corp.	18,872		5,348,514

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Health Care Equipment & Services - 5.6% (continued)
Teleflex, Inc.	2,709		680,420
The Cigna Group	16,403		4,840,525
The Cooper Companies, Inc.	2,740		1,072,052
UnitedHealth Group, Inc.	51,932		26,296,807
Universal Health Services, Inc., Cl. B	3,383		470,102
Zimmer Biomet Holdings, Inc.	11,561		1,597,152
			120,406,383
Household & Personal Products - 1.5%
Church & Dwight Co., Inc.	13,793		1,319,576
Colgate-Palmolive Co.	46,186		3,522,144
Kimberly-Clark Corp.	18,808		2,428,113
The Clorox Company	6,798		1,029,761
The Estee Lauder Companies, Inc., Cl. A	13,094		2,356,920
The Procter & Gamble Company	131,469		20,548,605
			31,205,119
Insurance - 2.0%
Aflac, Inc.	30,657		2,217,727
American International Group, Inc.	40,370		2,433,504
Aon PLC, Cl. A	11,447		3,645,869
Arch Capital Group Ltd.	20,659	[a]	1,604,998
Arthur J. Gallagher & Co.	12,015		2,580,822
Assurant, Inc.	3,026		407,027
Brown & Brown, Inc.	13,341		939,873
Chubb Ltd.	22,955		4,692,232
Cincinnati Financial Corp.	8,450		909,051
Everest Re Group Ltd.	2,342		844,314
Globe Life, Inc.	5,004		561,299
Lincoln National Corp.	9,325		261,473
Loews Corp.	9,993		626,061
Marsh & McLennan Cos., Inc.	27,678		5,215,089
MetLife, Inc.	35,678		2,246,644
Principal Financial Group, Inc.	12,219		975,932
Prudential Financial, Inc.	20,443		1,972,545
The Allstate Corp.	14,686		1,654,818
The Hartford Financial Services Group, Inc.	17,259		1,240,577
The Progressive Corp.	32,825		4,135,293
The Travelers Companies, Inc.	13,050		2,252,561
W.R. Berkley Corp.	11,579		714,309
Willis Towers Watson PLC	5,874		1,241,352
			43,373,370
Materials - 2.5%
Air Products & Chemicals, Inc.	12,412		3,789,756
Albemarle Corp.	6,627		1,406,780

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Materials - 2.5% (continued)
Amcor PLC	84,465		866,611
Avery Dennison Corp.	4,422		813,692
Ball Corp.	17,547		1,029,833
Celanese Corp.	5,811		728,641
CF Industries Holdings, Inc.	11,050		906,984
Corteva, Inc.	39,268		2,215,893
Dow, Inc.	39,333		2,221,135
DuPont de Nemours, Inc.	25,588		1,986,396
Eastman Chemical Co.	6,755		578,093
Ecolab, Inc.	13,767		2,521,288
FMC Corp.	7,193		692,182
Freeport-McMoRan, Inc.	80,142		3,578,340
International Flavors & Fragrances, Inc.	14,346		1,213,815
International Paper Co.	20,003		721,308
Linde PLC	27,309		10,668,807
LyondellBasell Industries NV, Cl. A	14,361		1,419,728
Martin Marietta Materials, Inc.	3,448		1,539,394
Newmont Corp.	43,676		1,874,574
Nucor Corp.	13,917		2,394,977
Packaging Corp. of America	5,151		789,906
PPG Industries, Inc.	13,095		1,884,371
Sealed Air Corp.	7,785		355,152
Steel Dynamics, Inc.	8,616		918,293
The Mosaic Company	18,861		768,774
The Sherwin-Williams Company	13,005		3,595,882
Vulcan Materials Co.	7,367		1,624,424
WestRock Co.	13,828		460,334
			53,565,363
Media & Entertainment - 7.8%
Activision Blizzard, Inc.	39,798		3,691,662
Alphabet, Inc., Cl. A	331,381	[a]	43,980,886
Alphabet, Inc., Cl. C	285,050	[a]	37,943,005
Charter Communications, Inc., Cl. A	5,824	[a]	2,359,827
Comcast Corp., Cl. A	232,005		10,500,546
Electronic Arts, Inc.	14,715		2,006,390
Fox Corp., Cl. A	14,421		482,382
Fox Corp., Cl. B	6,741		211,735
Live Nation Entertainment, Inc.	8,203	[a]	719,813
Match Group, Inc.	14,786	[a]	687,697
Meta Platforms, Inc., Cl. A	123,391	[a]	39,312,373
Netflix, Inc.	24,796	[a]	10,884,700
News Corporation, Cl. A	22,991		455,682
News Corporation, Cl. B	5,405		108,695
Omnicom Group, Inc.	11,358		961,114

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Media & Entertainment - 7.8% (continued)
Paramount Global, Cl. B	29,475	[c]	472,484
Take-Two Interactive Software, Inc.	8,920	[a]	1,364,225
The Interpublic Group of Companies, Inc.	22,119		757,133
The Walt Disney Company	101,833	[a]	9,051,935
Warner Bros Discovery, Inc.	122,951	[a]	1,606,970
			167,559,254
Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
AbbVie, Inc.	98,410		14,720,168
Agilent Technologies, Inc.	16,731		2,037,334
Amgen, Inc.	29,888		6,998,275
Biogen, Inc.	8,145	[a]	2,200,698
Bio-Rad Laboratories, Inc., Cl. A	1,162	[a]	471,028
Bio-Techne Corp.	8,791		733,169
Bristol-Myers Squibb Co.	117,168		7,286,678
Catalent, Inc.	10,248	[a]	497,233
Charles River Laboratories International, Inc.	2,774	[a]	581,264
Danaher Corp.	37,043		9,448,188
Eli Lilly & Co.	43,948		19,976,563
Gilead Sciences, Inc.	69,880		5,320,663
Illumina, Inc.	8,842	[a]	1,698,990
Incyte Corp.	10,424	[a]	664,217
IQVIA Holdings, Inc.	10,219	[a]	2,286,603
Johnson & Johnson	144,954		24,284,144
Merck & Co., Inc.	141,535		15,094,708
Mettler-Toledo International, Inc.	1,250	[a]	1,571,838
Moderna, Inc.	18,501	[a]	2,176,828
Organon & Co.	14,271		313,677
Pfizer, Inc.	314,888		11,354,861
Regeneron Pharmaceuticals, Inc.	6,020	[a]	4,466,298
Revvity, Inc.	7,158		880,076
Thermo Fisher Scientific, Inc.	21,515		11,804,420
Vertex Pharmaceuticals, Inc.	14,372	[a]	5,063,830
Viatris, Inc.	66,616		701,466
Waters Corp.	3,372	[a]	931,380
West Pharmaceutical Services, Inc.	4,084		1,503,075
Zoetis, Inc.	25,674		4,829,023
			159,896,695
Real Estate Management & Development - .2%
CBRE Group, Inc., Cl. A	16,942	[a]	1,411,438
CoStar Group, Inc.	23,108	[a]	1,940,379
			3,351,817
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc.	89,824	[a]	10,275,866

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Semiconductors & Semiconductor Equipment - 7.6% (continued)
Analog Devices, Inc.	28,376		5,661,863
Applied Materials, Inc.	47,314		7,172,329
Broadcom, Inc.	23,255		20,898,106
Enphase Energy, Inc.	7,561	[a]	1,147,987
First Solar, Inc.	5,516	[a]	1,144,018
Intel Corp.	232,653		8,321,998
KLA Corp.	7,595		3,903,450
Lam Research Corp.	7,493		5,383,646
Microchip Technology, Inc.	30,829		2,896,076
Micron Technology, Inc.	60,887		4,346,723
Monolithic Power Systems, Inc.	2,539		1,420,545
NVIDIA Corp.	137,948		64,461,721
NXP Semiconductors NV	14,678		3,272,900
ON Semiconductor Corp.	24,349	[a]	2,623,605
Qorvo, Inc.	5,583	[a]	614,242
Qualcomm, Inc.	62,048		8,200,884
Skyworks Solutions, Inc.	8,850		1,012,175
SolarEdge Technologies, Inc.	3,081	[a]	743,938
Teradyne, Inc.	8,777		991,274
Texas Instruments, Inc.	50,499		9,089,820
			163,583,166
Software & Services - 11.2%
Accenture PLC, Cl. A	35,341		11,180,125
Adobe, Inc.	25,564	[a]	13,962,290
Akamai Technologies, Inc.	8,713	[a]	823,379
Ansys, Inc.	4,752	[a]	1,625,659
Autodesk, Inc.	11,903	[a]	2,523,317
Cadence Design Systems, Inc.	15,210	[a]	3,559,292
Cognizant Technology Solutions Corp., Cl. A	28,499		1,881,789
DXC Technology Co.	13,186	[a]	364,593
EPAM Systems, Inc.	3,239	[a]	767,028
Fair Isaac Corp.	1,360	[a]	1,139,639
Fortinet, Inc.	36,126	[a]	2,807,713
Gartner, Inc.	4,362	[a]	1,542,360
Gen Digital, Inc.	30,280		588,946
International Business Machines Corp.	50,650		7,302,717
Intuit, Inc.	15,630		7,997,871
Microsoft Corp.	414,742		139,320,133
Oracle Corp.	85,750		10,052,472
Palo Alto Networks, Inc.	16,812	[a,c]	4,202,328
PTC, Inc.	6,093	[a]	888,420
Roper Technologies, Inc.	5,962		2,939,564

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Software & Services - 11.2% (continued)
Salesforce, Inc.	54,609	[a]	12,287,571
ServiceNow, Inc.	11,364	[a]	6,625,212
Synopsys, Inc.	8,519	[a]	3,848,884
Tyler Technologies, Inc.	2,265	[a]	898,367
Verisign, Inc.	5,163	[a]	1,089,135
			240,218,804
Technology Hardware & Equipment - 9.2%
Amphenol Corp., Cl. A	33,154		2,927,830
Apple, Inc.	824,687		162,009,761
Arista Networks, Inc.	13,969	[a]	2,166,452
CDW Corp.	7,526		1,407,889
Cisco Systems, Inc.	228,460		11,889,058
Corning, Inc.	41,883		1,421,509
F5, Inc.	3,172	[a]	501,937
Hewlett Packard Enterprise Co.	72,194		1,254,732
HP, Inc.	48,582		1,594,947
Juniper Networks, Inc.	18,108		503,402
Keysight Technologies, Inc.	9,903	[a]	1,595,175
Motorola Solutions, Inc.	9,385		2,690,023
NetApp, Inc.	11,743		916,071
Seagate Technology Holdings PLC	10,416		661,416
TE Connectivity Ltd.	17,524		2,514,519
Teledyne Technologies, Inc.	2,621	[a]	1,007,853
Trimble, Inc.	13,582	[a]	730,712
Western Digital Corp.	18,559	[a]	789,871
Zebra Technologies Corp., Cl. A	2,842	[a]	875,222
			197,458,379
Telecommunication Services - .8%
AT&T, Inc.	399,590		5,802,047
T-Mobile US, Inc.	31,995	[a]	4,407,951
Verizon Communications, Inc.	233,997		7,974,618
			18,184,616
Transportation - 1.6%
Alaska Air Group, Inc.	7,691	[a]	374,013
American Airlines Group, Inc.	37,309	[a]	624,926
C.H. Robinson Worldwide, Inc.	6,392		640,351
CSX Corp.	114,109		3,802,112
Delta Air Lines, Inc.	35,496		1,642,045
Expeditors International of Washington, Inc.	8,523		1,084,978
FedEx Corp.	12,931		3,490,723
J.B. Hunt Transport Services, Inc.	4,655		949,341
Norfolk Southern Corp.	12,615		2,946,738
Old Dominion Freight Line, Inc.	5,024		2,107,518

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Transportation - 1.6% (continued)
Southwest Airlines Co.	33,713		1,151,636
Union Pacific Corp.	34,008		7,890,536
United Airlines Holdings, Inc.	18,150	[a]	985,727
United Parcel Service, Inc., Cl. B	40,576		7,592,987
			35,283,631
Utilities - 2.5%
Alliant Energy Corp.	13,661		734,142
Ameren Corp.	14,801		1,268,002
American Electric Power Co., Inc.	28,958		2,453,901
American Water Works Co., Inc.	10,921		1,610,083
Atmos Energy Corp.	8,000		973,680
CenterPoint Energy, Inc.	35,498		1,068,135
CMS Energy Corp.	16,442		1,004,113
Consolidated Edison, Inc.	19,110		1,812,775
Constellation Energy Corp.	17,938		1,733,708
Dominion Energy, Inc.	46,559		2,493,234
DTE Energy Co.	11,496		1,313,993
Duke Energy Corp.	42,714		3,998,885
Edison International	21,406		1,540,376
Entergy Corp.	11,412		1,172,012
Evergy, Inc.	12,765		765,517
Eversource Energy	19,726		1,426,782
Exelon Corp.	55,215		2,311,300
FirstEnergy Corp.	29,550		1,163,975
NextEra Energy, Inc.	112,864		8,272,931
NiSource, Inc.	23,485		653,822
NRG Energy, Inc.	13,435		510,396
PG&E Corp.	90,476	[a]	1,593,282
Pinnacle West Capital Corp.	6,587		545,535
PPL Corp.	40,814		1,123,609
Public Service Enterprise Group, Inc.	28,218		1,781,120
Sempra	17,329		2,582,368
The AES Corp.	37,748		816,489
The Southern Company	60,821		4,399,791
WEC Energy Group, Inc.	17,533		1,575,515
Xcel Energy, Inc.	30,931		1,940,302
			54,639,773
Total Common Stocks (cost $424,036,119)			2,137,534,414

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $16,102,453)	5.38	16,102,453	[d]	16,102,453

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $459,585)	5.38	459,585	[d]	459,585
Total Investments (cost $440,598,157)		99.9%		2,154,096,452
Cash and Receivables (Net)		.1%		1,255,705
Net Assets		100.0%		2,155,352,157

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Security, or portion thereof, on loan. At July 31, 2023, the value of the fund’s securities on loan was $26,312,679 and the value of the collateral was $26,620,886, consisting of cash collateral of $459,585 and U.S. Government & Agency securities valued at $26,161,301. In addition, the value of collateral may include pending sales that are also on loan.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-Mini	80	9/15/2023	17,840,725	18,458,000	617,275
Gross Unrealized Appreciation				617,275

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon S&P 500 Index Fund

July 31, 2023 (Unaudited)

The following is a summary of the inputs used as of July 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,137,534,414	-	-	2,137,534,414
Investment Companies	16,562,038	-	-	16,562,038
Other Financial Instruments:
Futures††	617,275	-	-	617,275

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2023, accumulated net unrealized appreciation on investments was $1,714,115,570, consisting of $1,730,668,223 gross unrealized appreciation and $16,552,653 gross unrealized depreciation.

At July 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.